SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                             ----------------------

                               INSTITUTIONAL CLASS


Cash Reserve Fund, Inc. -- Prime Series      DWS Dreman Concentrated Value Fund          DWS Large Cap Value Fund
Cash Management Fund Institutional           DWS Dreman High Return Equity Fund          DWS Large Company Growth Fund
DWS Alternative Asset Allocation Plus Fund   DWS Dreman Mid Cap Value Fund               DWS LifeCompass Income Fund
DWS Balanced Fund                            DWS Dreman Small Cap Value Fund             DWS LifeCompass Protect Fund
DWS Blue Chip Fund                           DWS EAFE(R) Equity Index Fund               DWS Lifecycle Long Range Fund
DWS Climate Change Fund                      DWS Equity Income Fund                      DWS Managed Municipal Bond Fund
DWS Commodity Securities Fund                DWS Equity Partners Fund                    DWS Money Market Series
DWS Communications Fund                      DWS Europe Equity Fund                      DWS RREEF Global Real Estate Securities
DWS Core Fixed Income Fund                   DWS Floating Rate Plus Fund                    Fund
DWS Core Plus Income Fund                    DWS Health Care Fund                        DWS RREEF Real Estate Securities Fund
DWS Core Plus Allocation Fund                DWS High Income Plus Fund                   DWS Short Duration Fund
DWS Disciplined Long/Short Growth Fund       DWS High Yield Tax-Free Fund                DWS Short Term Municipal Bond Fund
DWS Disciplined Long/Short Value Fund        DWS Intermediate Tax/AMT Free Fund          DWS Technology Fund
DWS Disciplined Market Neutral Fund          DWS International Fund                      DWS U.S. Bond Index Fund
                                             DWS International Value Opportunities Fund  DWS U.S. Government Securities Fund
                                                                                         DWS Value Builder Fund
------------------------------------------------------------------------------------------------------------------------------------


The following information amends the last bullet under "Investment minimum" in the "Buying and Selling Institutional Class Shares" section of each fund's Institutional Class prospectus:

The minimum initial investment is waived for:

o Registered investment advisors who trade through platforms approved by the Advisor and whose client assets in the fund in the aggregate meet (or, in the Advisor's judgment, will meet within a reasonable period of time) the $1,000,000 minimum investment.







               Please Retain This Supplement for Future Reference.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

February 1, 2008
DMF-3659